NET INCOME (LOSS) PER SHARE - Schedule of Earnings Per Share, Basic and Diluted (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Numerator:
Net income (loss)	$ 5,686	$ (5,688)	$ 1,365	$ (25,915)
Accumulated undeclared dividends			(1,922)	0
Allocable net income (loss)	739	(5,688)
Net income (loss) available to common stockholders	$ 355	$ (5,688)	$ (557)	$ (25,915)
Denominator:
Weighted average common shares outstanding - basic (in shares)	5,455	4,618	5,027	4,347
Weighted average common shares outstanding- diluted (in shares)	5,455	4,618	5,027	4,347
Net income (loss) per common share available to common stockholders - basic (in dollars per share)	$ 0.07	$ (1.23)	$ (0.11)	$ (5.96)
Net income (loss) per common share available to common stockholders - diluted (in dollars per share)	$ 0.07	$ (1.23)	$ (0.11)	$ (5.96)
Series A Convertible Preferred Stock
Numerator:
Accumulated undeclared dividends	$ (2,664)	$ 0	$ (1,035)	$ 0
Allocation of undistributed earnings	(199)	0
Series B Convertible Preferred Stock
Numerator:
Accumulated undeclared dividends	(2,283)	0	$ (887)	$ 0
Allocation of undistributed earnings	$ (185)	$ 0